Business, Acquisition of Assets and Basis of Presentation (Details Textual)		1 Months Ended			9 Months Ended		12 Months Ended
	Jun. 08, 2015	Oct. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	May 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Oct. 05, 2015 USD ($)	May 20, 2015 USD ($)
Business Acquisition [Line Items]
Other Labor-related Expenses							$ 264,000	$ 253,000
Sale of Stock, Percentage of Ownership after Transaction							81.50%
Stockholders' Equity, Reverse Stock Split					On June 8, 2015, in connection with the reincorporation as a Delaware corporation, the Company effected a reverse stock split in which each common stock holder received one share of common stock for every 12.174 shares then outstanding (the “Reverse Stock Split”).		On June 8, 2015, in connection with the reincorporation as a Delaware corporation, we effected a reverse stock split in which each common stock holder received one share of common stock for each every 12.174 shares then outstanding (the “Reverse Stock Split”).
Stockholders' Equity Note, Stock Split, Conversion Ratio	12.174
Payments to Acquire Businesses, Gross					$ 540,000	$ 0	$ 1,000,000	0
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset							664,000	0
Amortization of Intangible Assets							$ 71,000	$ 70,000
Business Combination, Contingent Consideration, Liability, Total					1,155,000
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets					520,000
Trade Names [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets					140,000
Customer Contracts [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets					$ 810,000
Prostascint Business [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total				$ 2,400,000					$ 1,799,000	$ 2,391,000
Payments to Acquire Businesses, Gross				1,000,000
Business Combination, Consideration Transferred, Liabilities Incurred				227,000
Restructuring payment, contingent consideration					Aytu also will pay 8% as contingent consideration on its net sales made after October 31, 2017, payable up to a maximum aggregate payment of an additional $2.5 million.		Aytu also will pay 8% as contingent consideration on its net sales made after October 31, 2017, payable up to a maximum aggregate payment of an additional $2.5 million.
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High				$ 2,500,000
Contingent consideration percentage				8.00%
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset				$ 664,000	$ 699,000
Business Combination Consideration Transferred Product Inventory				$ 500,000
Prostascint Business [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred			$ 227,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period					10 years
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross					$ 790,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross					80,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross					720,000
Primsol Business [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 500,000
Business Combination, Consideration Transferred, Liabilities Incurred		142,000
Business Combination Consideration Transferred Inventory		102,000			102,000
Business Combination Consideration Transferred Product Inventory		40,000
Business Combination Consideration Transferred Work In Process Inventory					$ 80,000
Primsol Business [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period					6 years
Primsol Business [Member] | Paid on April 1, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		500,000
Primsol Business [Member] | No Later Than June 30, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		500,000
Primsol Business [Member] | No Later Than September 30, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		$ 250,000